CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Outstanding ordinary shares CNY	Additional paid-in capital CNY	Treasury shares CNY	Statutory reserves CNY	(Accumulated deficit)/retained earnings CNY	Accumulated other comprehensive income/(loss) CNY
Balance at Dec. 31, 2009		(32,688)	210				(38,485)	5,587
Balance (in shares) at Dec. 31, 2009			27,272,727
Increase (Decrease) in Shareholders' Equity
Net income		16,717					16,717
Accretion of Series A redeemable convertible preferred shares		(8,690)		(6,963)			(1,727)
Share-based compensation		6,963		6,963
Appropriation to statutory reserves		392				392	(392)
Foreign currency translation adjustments		2,825						2,825
Balance at Dec. 31, 2010		(14,873)	210			392	(23,887)	8,412
Balance (in shares) at Dec. 31, 2010			27,272,727
Increase (Decrease) in Shareholders' Equity
Net income		37,243					37,243
Issuance of ordinary shares upon initial public offering ("IPO")		424,930	66	424,864
Issuance of ordinary shares upon initial public offering ("IPO") (in shares)			10,050,000
Issuance of ordinary shares upon exercise of options		1,147	1	1,146
Issuance of ordinary shares upon exercise of options (in shares)			164,841
Issuance of ordinary shares to depository for future exercise of options (in shares)			435,159
Accretion of Series A redeemable convertible preferred shares		(3,222)		(3,222)
Conversion of Series A redeemable convertible preferred shares into ordinary shares upon IPO		95,146	62	95,084
Conversion of Series A redeemable convertible preferred shares into ordinary shares upon IPO (in shares)			9,566,667
Dividend distribution to Series A redeemable convertible preferred shareholders		(25,944)		(25,944)
Share-based compensation		30,542		30,542
Appropriation to statutory reserves		5,400				5,400	(5,400)
Foreign currency translation adjustments		(11,452)						(11,452)
Balance at Dec. 31, 2011		533,517	339	522,470		5,792	7,956	(3,040)
Balance (in shares) at Dec. 31, 2011		47,489,394	47,489,394
Increase (Decrease) in Shareholders' Equity
Net income	9,459	58,937					58,937
Issuance of ordinary shares upon exercise of options		6,043	6	6,037
Issuance of ordinary shares upon exercise of options (in shares)			913,801
Use of ordinary shares under depository for exercise of options (in shares)			(13,801)
Share-based compensation		13,363		13,363
Appropriation to statutory reserves		3,710				3,710	(3,710)
Repurchase of ordinary shares		(63,702)			(63,702)
Cancellation of treasury shares			(2)	(5,697)	5,699
Cancellation of treasury shares (in shares)			(258,450)
Foreign currency translation adjustments	(124)	(772)						(772)
Balance at Dec. 31, 2012	$ 87,860	547,386	343	536,173	(58,003)	9,502	63,183	(3,812)
Balance (in shares) at Dec. 31, 2012	48,130,944		48,130,944